Organization, Business and Summary of Significant Accounting Policies	12 Months Ended
Jan. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Business and Summary of Significant Accounting Policies
ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Company Background
Comverse Technology, Inc. (“CTI” and, together with its subsidiaries, the “Company”) is a holding company organized as a New York corporation in October 1984 that as of the dates and for the fiscal years presented conducted business through its subsidiaries, principally, its wholly-owned subsidiary, Comverse, Inc. (together with its subsidiaries, “Comverse”) and its majority-owned subsidiaries, Verint Systems Inc. (“Verint Systems” and together with its subsidiaries, “Verint”), Starhome B.V. (together with its subsidiaries, “Starhome”) and prior to its sale to a third party on December 3, 2010, Ulticom, Inc. (together with its subsidiaries, “Ulticom”). Comverse was a CTI wholly-owned subsidiary prior to the Share Distribution (as defined below) on October 31, 2012. Starhome was a CTI majority-owned subsidiary prior to the completion of the Starhome Disposition (as defined below) on October 19, 2012. The assets and liabilities and results of operations of Comverse, Starhome and Ulticom are included in discontinued operations (see Note 18, Discontinued Operations).
In September 2011, the NASDAQ Stock Market (“NASDAQ”) approved CTI's application for the relisting of its common stock on the NASDAQ Global Select Market. Trading on such exchange resumed on September 23, 2011.
Continuing Operations
Verint
Overview
Verint is a global leader in Actionable Intelligence solutions and value-added services. Verint's solutions enable organizations of all sizes to make more timely and effective decisions to improve enterprise performance and enhance safety. Verint's customers use Verint's Actionable Intelligence solutions to capture, distill, and analyze complex and underused information sources, such as voice, video and unstructured text.
In the enterprise intelligence market, Verint's workforce optimization and voice of the customer solutions help organizations enhance customer service operations in contact centers, branches and back-office environments to increase customer satisfaction, reduce operating costs, identify revenue opportunities, and improve profitability. In the security intelligence market, Verint's communications and cyber intelligence, video and situation intelligence and public safety solutions help government and commercial organizations in their efforts to protect people and property and neutralize terrorism and crime.
Verint Strategic Alternative Exploration
CTI is exploring all options to maximize the value of its equity interests in Verint for the benefit of the shareholders of both CTI and Verint. The ultimate execution of any alternative will take into account a number of considerations, including, without limitation, tax efficiency and, depending upon the circumstances, the separate recommendation of Verint's directors who are not directors or officers of CTI.
Discontinued Operations
Comverse
Overview
Comverse is a leading provider of software-based products, systems and related services that:

•
provide converged, prepaid and postpaid billing and active customer management systems ("Business Support Systems" or "BSS") for wireless, wireline and cable network operators delivering a value proposition designed to ensure timely and efficient service monetization, consistent customer experience, reduced complexity and cost, and enable real-time marketing based on all relevant customer profile information;

•
enable wireless and wireline (including cable) network-based Value-Added Services ("VAS"), comprised of two categories—Voice and Messaging—that include voicemail, visual voicemail, call completion, short messaging service ("SMS") text messaging ("texting"), multimedia picture and video messaging, and Internet Protocol ("IP") communications; and

•	provide wireless users with optimized access to Internet websites, content and applications, manage and enforce policy and generate data usage and revenue for wireless operators.
Comverse's products and services are used by more than 450 wireless, wireline and cable network communication service providers in more than 125 countries, including the majority of the world's 100 largest wireless network operators. Comverse's products and services are designed to generate voice and data network traffic, increase revenue and customer loyalty, monetize services and improve operational efficiency.
Comverse Share Distribution
On October 31, 2012, CTI completed its previously announced spin-off of Comverse as an independent, publicly-traded company, accomplished by means of a pro rata distribution of 100% of Comverse's outstanding common shares to CTI's shareholders (the “Share Distribution”). Following the Share Distribution, CTI no longer holds any of Comverse's outstanding capital stock.
Immediately prior to the Share Distribution, CTI contributed to Comverse Exalink Ltd. (“Exalink”), its wholly-owned subsidiary. Other than holding certain intellectual property rights, Exalink has no operations. Following the Share Distribution, Comverse and CTI operate independently, and neither have any ownership interest in the other. In order to govern certain ongoing relationships between CTI and Comverse after the Share Distribution and to provide mechanisms for an orderly transition, CTI and Comverse entered into agreements relating to the provision of certain services and setting forth certain rights and obligations between them following the Share Distribution. CTI and Comverse agreed, among other things, to indemnify each other against certain liabilities arising from their respective businesses and the services that will be provided under such agreements (see Note 18, Discontinued Operations).
As a result of the Share Distribution, the results of operations of Comverse are included in discontinued operations, less applicable income taxes, as a separate component of net income (loss) in the Company's consolidated statements of operations for all periods presented. The assets and liabilities of Comverse are included in discontinued operations as separate components to the Company's consolidated balance sheets as of all dates presented (see Note 18, Discontinued Operations).
Starhome
Starhome is a provider of wireless service mobility solutions that enhance international roaming. Wireless operators use Starhome’s software-based solutions to generate additional revenue and to improve profitability by directing international roaming traffic to preferred networks and by providing a wide range of services to subscribers traveling outside their home network.
Sale of Starhome
On August 1, 2012, CTI, certain other Starhome shareholders and Starhome entered into a Share Purchase Agreement (the “Starhome Share Purchase Agreement”) with Fortissimo Capital Fund II (Israel), L.P., Fortissimo Capital Fund III (Israel), L.P. and Fortissimo Capital Fund III (Cayman), L.P. (collectively, “Fortissimo”) pursuant to which Fortissimo agreed to purchase all of the outstanding share capital of Starhome (the “Starhome Disposition”). On September 19, 2012, CTI contributed to Comverse, its interest in Starhome, including its rights and obligations under the Starhome Share Purchase Agreement. The Starhome Disposition was completed on October 19, 2012.
As a result of the Starhome Disposition, the results of operations of Starhome are included in discontinued operations, less applicable income taxes, as a separate component of net income (loss) in the Company's consolidated statements of operations for all periods presented. The assets and liabilities of Starhome are included in discontinued operations as separate components to the Company's consolidated balance sheets as of all dates presented (see Note 18, Discontinued Operations).
Ulticom
Ulticom, Inc. was a majority-owned publicly-traded subsidiary of CTI until it was sold to an affiliate of Platinum Equity Advisors, LLC (“Platinum Equity”) on December 3, 2010 (the “Ulticom Sale”). Ulticom was a reportable segment of the Company prior to its sale. As a result of the Ulticom Sale, the results of operations of Ulticom, including the gain on the Ulticom Sale, are reflected in discontinued operations, less applicable income taxes, as a separate component of net loss in the Company's consolidated statements of operations for the fiscal years ended January 31, 2011 and 2010 (see Note 18, Discontinued Operations).
Principles of Consolidation
The consolidated financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The accompanying consolidated financial statements include CTI and its wholly-owned subsidiaries and its controlled and majority-owned subsidiaries, which include Verint Systems (in which CTI owned 41.8% of the common stock and held 52.7% of the voting power as of January 31, 2012) and Starhome (66.5% owned as of January 31, 2012). Ulticom, Inc. was a majority-owned publicly-traded subsidiary prior to its sale on December 3, 2010. For controlled subsidiaries that are not wholly-owned, the noncontrolling interest is included as a separate component of “Net loss” in the consolidated statements of operations and “Total equity” in the consolidated balance sheets. Verint Systems holds a 50% equity interest in a consolidated variable interest entity in which it is the primary beneficiary and is therefore included within the Company's consolidated financial statements. The results of operations of this variable interest entity for the fiscal years ended January 31, 2012 and 2011 were not significant to the consolidated statements of operations.
All intercompany balances and transactions have been eliminated.
The Company includes the results of operations of an acquired business from the date of acquisition.
The accompanying notes to the consolidated financial statements, except where indicated, reflect continuing operations.
Segment Reporting
The Company determines its reportable segments in accordance with the Financial Accounting Standards Board's (the “FASB”) guidance relating to disclosures about segments of an enterprise and related information. CTI's Chief Executive Officer is the Company's chief operating decision maker (the “CODM”). The CODM uses segment performance as its primary basis for assessing the financial results of the operating segment and for the allocation of resources (see Note 22, Business Segment Information, for additional discussion, including the definition of segment performance).
The Company has one reportable segment, Verint. The results of CTI's holding company operations are included in the column captioned “All Other” as part of the Company’s business segment presentation. On October 31, 2012, CTI completed the Share Distribution. Accordingly, the Company no longer presents the reportable segments Comverse BSS and Comverse VAS and Comverse's operations previously included in All Other have been removed therefrom as Comverse's results of operations are included in discontinued operations for the fiscal years ended January 31, 2012, 2011 and 2010. In addition, on August 1, 2012, CTI entered into the Starhome Share Purchase Agreement with unaffiliated purchasers and completed the Starhome Disposition on October 19, 2012. Accordingly, Starhome's results of operations, which previously were included in “All Other,” are included in discontinued operations for the fiscal years ended January 31, 2012, 2011 and 2010.
Use of Estimates
The preparation of the consolidated financial statements and the accompanying notes in conformity with U.S. GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenue and expenses.
The most significant estimates include:

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Estimates relating to the recognition of revenue, including the determination of vendor specific objective evidence (“VSOE”) of fair value or the determination of best estimate of selling price for multiple element arrangements;

•	Inventory reserves;

•	Allowance for doubtful accounts;

•	Fair value of stock-based compensation;

•	Valuation of assets acquired and liabilities assumed in business combinations, including contingent consideration;

•	Fair value of reporting units for the purpose of goodwill impairment test;

•	Valuation of other intangible assets;

•	Valuation of investments and financial instruments;

•	Realization of deferred tax assets; and

•	The identification and measurement of uncertain tax positions.
The Company’s actual results may differ from its estimates.
Functional Currency and Foreign Currency Translation and Transactions
The determination of the functional currency for the Company’s foreign subsidiaries is made based on appropriate economic factors, including the currency in which the subsidiary sells its products, the sales market in which the subsidiary operates and the currency in which the subsidiary’s financing is denominated. For foreign subsidiaries, whose functional currency is not the U.S. dollar, assets and liabilities are translated using current exchange rates at the balance sheet date, and income and expense accounts using average exchange rates for the period, except revenue previously deferred which is translated using historical rates. The resulting foreign currency translation adjustments are reported as a separate component of “Total comprehensive loss” in the consolidated statements of equity. For foreign subsidiaries, whose functional currency is not the local currency, remeasurement gains and losses are recorded during each period in “Other income (expense), net” in the consolidated statements of operations.
Unrealized and realized foreign currency transaction gains and losses on transactions denominated in currencies other than the functional currency of the entity are included in the consolidated statements of operations in “Other income (expense), net” for the period in which the exchange rates changed.
Business Combinations
The Company allocates the fair value of consideration transferred in a business combination to the estimated fair value at the acquisition date of the tangible and intangible assets acquired, the liabilities assumed and any non-controlling interest. Acquisition costs are expensed as incurred. Any residual consideration is recorded as goodwill. The fair value of consideration includes cash, equity securities, other assets and contingent consideration. The Company estimates the fair value of contingent consideration using a probability-adjusted discounted cash flow method based on significant inputs not observable in the market. The Company remeasures the fair value of contingent consideration at each reporting period and any change in the fair value from either the passage of time or events occurring after the acquisition date, is recorded in earnings. The Company’s determination of the fair values of assets acquired and liabilities assumed requires the Company to make significant estimates, primarily with respect to intangible assets. These estimates are primarily derived from the historical experience and information related to the acquired business. These estimates can include, but are not limited to, cash flow projections for the acquired business, and the appropriate weighted-average cost of capital. The results of operations of the acquired business are included in the Company’s consolidated results of operations from the date of the acquisition.
Noncontrolling Interest
Noncontrolling interest represents minority shareholders’ interest in Verint and Starhome B.V., the Company’s majority-owned subsidiaries and Ulticom, Inc., prior to its sale to a third party on December 3, 2010. The Company recognizes noncontrolling interest as a separate component of total equity in the consolidated balance sheets and recognizes income attributable to the noncontrolling interest as a separate component of net loss in the consolidated statements of operations.
As of January 31, 2012 and 2011, respectively, the noncontrolling interest of Verint was 58.2% and 56.1%, respectively, and the noncontrolling interest of Starhome was 33.5%.
The Company’s majority-owned subsidiaries, Verint Systems and Starhome B.V. have share-based payment award plans that provide for the issuance of the Company’s subsidiary common shares based on service, performance or market conditions. The Company accounts for the dilution that may occur from the exercise of awards granted under these share-based payment award plans, or otherwise, as capital transactions.
Cash and Cash Equivalents
Cash primarily consists of cash on hand and bank deposits. Cash equivalents primarily consist of interest-bearing money market accounts, commercial paper, agency notes and other highly liquid investments with an original maturity of three months or less when purchased. The Company maintains cash and cash equivalents in U.S. dollars and in foreign currencies, which are subject to risks related to foreign currency exchange rate fluctuations.
Restricted Cash and Bank Time Deposits
Restricted cash and bank time deposits are pledged as collateral or restricted for use to settle specified credit-related bank instruments, vendor payables, general liability insurance, workers’ compensation insurance, pending tax judgments, warranty programs and other obligations. In addition, restricted cash as of January 31, 2011 included proceeds from sales and redemptions of auction rate securities (“ARS”) (including interest thereon) that were restricted under the terms of the settlement agreement of the consolidated shareholder class action (see Note 3, Investments and Note 25, Commitments and Contingencies).
During the fourth quarter of the fiscal year ended January 31, 2012, CTI paid all remaining amounts under the settlement agreement using restricted cash received from sales and redemptions of ARS and shares of its common stock and, accordingly, all remaining cash proceeds received from sales and redemptions of ARS became unrestricted.
Accounts Receivable
The application of revenue recognition guidance often results in circumstances for which the Company is unable to recognize revenue relating to sales transactions that have been billed. In these circumstances, the Company does not recognize the deferred revenue or the related account receivable and no amounts are recognized in the consolidated balance sheets for such transactions with the exception of certain arrangements recognized in accordance with the FASB’s guidance relating to accounting for performance of construction-type and certain production-type contracts. Only to the extent that the Company has recognized revenue and not received cash for such transactions are amounts included in “Accounts receivable, net.” Also, only to the extent that the Company has received cash for such transactions is the amount included in “Deferred revenue” in the consolidated balance sheets.
Allowance for Doubtful Accounts
The Company estimates the collectability of its accounts receivable balances for each accounting period and adjusts its allowance for doubtful accounts accordingly. The Company exercises judgment in assessing the collectability of accounts receivable, including consideration of current economic conditions, the creditworthiness of customers, their collection history and the related aging of past due receivables balances. The Company evaluates specific accounts when it becomes aware that a customer may be experiencing a deterioration of its financial condition due to lower credit ratings, bankruptcy or other factors that may affect such customer’s ability to meet its payment obligations. The Company charges off uncollectible trade receivables when all collection efforts have been exhausted and the Company believes the amount will not be collected.
Investments and Other-Than-Temporary Impairments
The Company accounts for investments in accordance with the FASB’s guidance relating to accounting for certain investments in debt and equity securities. The Company’s investments are reported at fair value as it designates all marketable securities as available-for-sale when purchased. Purchases are recorded on the settlement date.
Interest on short-term investments is recognized in the consolidated statements of operations when earned. Realized gains and losses on available-for-sale securities are recognized when securities are sold and are calculated using the specific identification method, and are recorded in “Other income (expense), net” in the consolidated statements of operations. Unrealized gains and losses, net of taxes, are recorded as a component of “Total comprehensive loss” in the consolidated statements of equity.
Generally, investments with original maturities of greater than three months and remaining maturities of less than one year are classified as short-term investments.
The Company reviews its investments for indications of impairment in value on a quarterly basis. The Company considers an investment to be impaired when the fair value is less than the carrying value (or amortized cost). The Company evaluated each impaired investment individually to determine whether such investment is other-than-temporarily impaired. For equity securities the Company considers, among other factors, the severity of the decline in value, the financial condition of the issuer, and the Company’s ability to hold the security for a length of time necessary to allow for the recovery of the market value. For debt securities the Company considers whether (i) the Company has the intent to sell the security; (ii) it is more likely than not that the Company will be required to sell the security before recovery of the fair value to amortized cost; or (iii) if a credit loss exists which is measured as the difference between the amortized cost basis of the security and the present value of projected future cash flows expected to be collected. For debt securities, if the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its fair value to amortized cost, the portion of the other-than-temporary impairment attributable to the credit loss is recognized in current earnings and the remaining portion is recognized as a component of other comprehensive income.
Inventories, Net
Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out and weighted-average methods. The Company reduces the carrying value of inventory when it holds excess or obsolete inventories which is determined through an evaluation of both historical usage and expected future demand. Such charges are included as a component of “Product costs” in the consolidated statements of operations.
Property and Equipment
Property and equipment are carried at cost less accumulated depreciation and amortization. The Company depreciates and amortizes its property and equipment on a straight-line basis. Leasehold improvements are capitalized and amortized over the shorter of their estimated useful lives or the related lease term. The cost of maintenance and repairs is expensed as incurred. The estimated useful lives of property and equipment are as follows:

	Useful Life in Years
	Shortest	Longest
Fixtures and equipment	3	10
Software	3	4
Buildings	25	30
Leasehold improvements	1	20

Goodwill
Goodwill represents the excess of the fair value of consideration transferred in a business combination over the fair value of tangible and intangible assets acquired net of the fair value of liabilities assumed and the fair value of any noncontrolling interest in the acquiree. The carrying amount of goodwill is reviewed annually for impairment on November 1 and whenever events or changes in circumstances indicate that the carrying value may not be recoverable.
The Company applies the FASB's guidance when testing goodwill for impairment which permits the Company to make a qualitative assessment of whether goodwill is impaired, or opt to bypass the qualitative assessment, and proceed directly to performing the first step of the two-step impairment test. If the Company performs a qualitative assessment and concludes it is more likely than not that the fair value of a reporting unit exceeds its carrying value, goodwill is not considered impaired and the two-step impairment test is unnecessary. However, if the Company concludes otherwise, it is then required to perform the first step of the two-step impairment test.
The Company has the unconditional option to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test. The Company may resume performing the qualitative assessment in any subsequent period.
For reporting units where the Company decides to perform a qualitative assessment, the Company's management assesses and makes judgments regarding a variety of factors which potentially impact the fair value of a reporting unit, including general economic conditions, industry and market-specific conditions, customer behavior, cost factors, financial performance and trends, strategies and business plans, capital requirements, management and personnel issues, and stock price, among others. Management then considers the totality of these and other factors, placing more weight on the events and circumstances that are judged to most affect a reporting unit's fair value or the carrying amount of its net assets, to reach a qualitative conclusion regarding whether it is more likely than not that the fair value of a reporting unit exceeds its carrying amount.
For reporting units where the Company performs the two-step goodwill impairment test, the first step requires the Company to compare the fair value of each reporting unit to the carrying value of its net assets. The Company considers both an income-based approach using projected discounted cash flows and a market-based approach using multiples of comparable companies to determine the fair value of its reporting units. The Company's estimate of fair value of each reporting unit is based on a number of subjective factors, including: (i) the appropriate weighting of valuation approaches (income-based approach and market-based approach), (ii) estimates of the future revenue and cash flows, (iii) discount rate for estimated cash flows, (iv) selection of peer group companies for the market-based approach, (v) required levels of working capital, (vi) assumed terminal value, (vii) the time horizon of cash flow forecasts; and (viii) control premium.
If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered impaired and no further evaluation is necessary. If the carrying value of the reporting unit is greater than the estimated fair value of the reporting unit, there is an indication that impairment may exist and the second step is required. In the second step, the implied fair value of goodwill is calculated as the excess of the fair value of a reporting unit over the fair value assigned to its assets and liabilities. If the implied fair value of goodwill is less than the carrying value of the reporting unit's goodwill, the difference is recognized as an impairment charge.
The Company did not record any impairment of goodwill for the fiscal years ended January 31, 2012, 2011 and 2010.
The Company's forecasts and estimates are based on assumptions that are consistent with the plans and estimates used to manage the business. Changes in these estimates could change the conclusion regarding an impairment of goodwill.
Impairment of Long-Lived and Intangible Assets
The Company reviews the recoverability of its long-lived assets, such as property and equipment and intangible assets with finite lives, whenever events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. Any impairment of these assets must be considered prior to the Company's impairment review of goodwill. The assessment of impairment is based on the Company’s ability to recover the carrying value of the asset by analyzing the expected future undiscounted pre-tax cash flows specific to the asset or asset group.
Circumstances which could trigger a review include, but are not limited to, significant decreases in the market price of the asset, significant adverse changes in the business climate or legal factors, accumulation of costs significantly in excess of the amount expected for the acquisition of a long-lived asset, current period negative cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset.
The Company assesses the recoverability of the carrying value of long-lived assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. If undiscounted cash flows are less than the carrying value of such asset or asset group, an impairment loss is measured based on the difference between estimated fair value and carrying value. An impairment loss on intangible assets is reported as a component of “Other operating income (expense)” in the consolidated statements of operations. Assets to be disposed of are written-down to the greater of fair value or salvage value. Estimated fair values are based on assumptions regarding the amount and timing of estimated future cash flows and appropriate discount rates to reflect varying degrees of perceived risk.
Acquired in-process research and development ("IPR&D") projects which have not reached technological feasibility at the date of acquisition are considered indefinite-lived intangible assets and are not subject to amortization until the completion or abandonment of the associated research and development efforts. Upon completion of the development process, the IPR&D assets are amortized over their estimated useful lives. If a project is abandoned rather than completed, the IPR&D asset is written-off. IPR&D assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the assets might be impaired. The impairment test compares the fair value of the IPR&D asset with its carrying amount. If the carrying amount of the IPR&D asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.
Verint acquired IPR&D assets during the fourth quarter of the fiscal year ended January 31, 2012, and did not record any impairment of these IPR&D assets for the fiscal year ended January 31, 2012.
Fair Value Measurements
Under the FASB’s guidance, fair value is defined as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., “the exit price”).
In determining fair value, the Company uses various valuation approaches, including quoted market prices and discounted cash flows. The FASB’s guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect a company’s judgment concerning the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The fair value hierarchy is broken down into three levels based on the reliability of inputs as follows:

•
Level 1—Valuations based on quoted prices in active markets for identical instruments that the Company is able to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.

•
Level 2—Valuations based on quoted prices in active markets for instruments that are similar, or quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the Company’s degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an asset or liability is classified in its entirety based on the lowest level of input that is significant to the measurement of fair value.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Company uses prices and inputs that are current as of the measurement date, including during periods of market dislocation, such as the recent illiquidity in the ARS market. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition has caused, and in the future may cause, financial instruments of the Company to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3.
The FASB’s guidance requires that the valuation techniques used are consistent with at least one of the three possible approaches: the market approach, income approach, and/or cost approach. Level 1 valuations are based on the market approach and consist primarily of quoted prices for identical items on active securities exchanges. The Company’s Level 2 valuations also use the market approach and are based on significant other observable inputs such as quoted prices for financial instruments not traded on a daily basis. The Company’s Level 3 valuations are based on the income approach, specifically discounted cash flow analyses that utilize significant inputs that are not observable in active markets.
The FASB’s guidance relating to the fair value option for financial assets and financial liabilities permits an instrument-by-instrument irrevocable election to account for selected financial instruments at fair value. The Company elected not to apply the fair value option to any eligible financial assets or financial liabilities.
The Company also elected not to apply the fair value option for non-financial assets and non-financial liabilities.
Derivative Instruments and Hedge Accounting
As part of the Company’s risk management strategy, it uses derivative financial instruments including forward contracts and interest rate swap agreements to hedge against certain foreign currency and interest rate exposures, respectively. The Company recognizes all derivatives as either assets or liabilities in the consolidated balance sheets at their fair value on a trade date basis. Derivatives in a gain position are reported in “Prepaid expenses and other current assets” in the consolidated balance sheets and derivatives in a loss position are recorded in “Other current liabilities” or “Other long-term liabilities,” as applicable, in the consolidated balance sheets.
In order to qualify for hedge accounting, the Company formally documents at the inception of each hedging relationship the hedging instrument, the hedged item, the risk management objective and strategy for undertaking each hedging relationship, and the method used to assess hedge effectiveness, which includes the Company’s assessment of the creditworthiness of each party and their ability to comply with the contractual terms of the hedging derivative.
When derivative financial instruments qualify for cash flow hedge accounting, the Company records the effective portion of changes in fair value as part of other comprehensive income (loss) in the consolidated statements of equity. When the hedged item is recognized in the consolidated statements of operations, the related derivative gain or loss is reclassified from “Accumulated other comprehensive income (loss)” in the consolidated statements of equity to the consolidated statements of operations within the line item in which the hedged item is recorded. The cash flows from a derivative financial instrument qualifying for cash flow hedge accounting are classified in the consolidated statements of cash flows in the same category as the cash flows from the hedged item.
If a derivative financial instrument does not qualify for hedge accounting, the Company records the changes in fair value of derivative instruments in “Other income (expense), net” in the consolidated statements of operations.
The Company does not purchase, hold or sell derivative financial instruments for trading and speculative purposes.
Treasury Stock
Repurchased shares of common stock are recorded at cost as treasury stock. From time to time, the Company repurchases its shares of common stock upon the delivery of shares in settlement of deferred stock unit and vesting of restricted stock unit awards from employees and directors in order to provide funds for the payment of associated minimum statutory withholding taxes. During the fiscal years ended January 31, 2012, 2011 and 2010, the Company repurchased 667,971, 248,982 and 47,901 shares of common stock, respectively, that were recorded as treasury stock.
Concentration of Credit Risk
Financial instruments, which potentially expose the Company to credit risk, consist primarily of investments, derivatives and accounts receivable. From time to time, the Company invests excess cash in high credit-quality financial institutions and invests primarily in (i) money market funds placed with major banks and financial institutions, (ii) corporate commercial paper, (iii) corporate and municipal short and medium term notes, (iv) mortgage and asset backed securities, (v) U.S. government agency securities, (vi) repurchase agreements, and (vii) mutual funds. The Company believes no significant concentration of credit risk exists with respect to these investments. Beginning in the third quarter of the fiscal year ended January 31, 2008, auctions supporting liquidity for the Company’s investment in ARS failed, curtailing the liquidity of these investments. The Company was consequently limited in its ability to manage its exposure to ARS counterparty risk. As a result of this change in liquidity and decline in credit quality, the fair value of ARS declined and the Company recorded other-than-temporary impairment charges on these investments (see Note 3, Investments).
No customer accounted for 10% or more of total revenue for the fiscal years ended January 31, 2012, 2011 or 2010. No customer accounted for more than 10% of consolidated accounts receivable as of January 31, 2012 or 2011. The Company believes that no significant customer credit risk exists.
Revenue Recognition
The Company reports its revenue in two categories: (i) product revenue, including hardware and software products; and (ii) service revenue, including revenue from professional services, training services and post-contract customer support (“PCS”). Professional services primarily include installation, customization and consulting services.
A majority of the Company's revenue is accounted for in accordance with the FASB's guidance relating to revenue recognition for software arrangements as the software component of most of the Company's multiple element arrangements are more than incidental to the products being sold. However, multiple element arrangements entered into or materially modified on or after February 1, 2011 that include hardware which functions together with software to provide the essential functionality of the product are accounted under the FASB's new guidance applicable to multiple element arrangements. In applying the FASB's guidance, the Company exercises judgment and uses estimates in determining the revenue to be recognized in each accounting period.
For arrangements that do not require significant customization of the underlying software, the Company recognizes revenue when it has persuasive evidence of an arrangement, the product has been shipped and the services have been provided to the customer, the sales price is fixed or determinable, collectability is probable, and all other pertinent criteria are met as required by the FASB's guidance.
In certain instances, payment terms extend beyond the Company's customary practices. In these situations, if a customer does not have an adequate history of abiding by its contractual payment terms without concessions, the sales price is not considered fixed or determinable. As such, revenue recognition commences upon collection, provided all other revenue recognition criteria have been met.
Under certain contractual arrangements, the Company is required to pay a penalty or liquidated damages if delivery of the Company's products and installation services are not completed by a certain date. In other arrangements, the Company has guaranteed product performance and warranty service response rates, which, if not met, can result in penalties. The Company accounts for such penalties or liquidated damages in accordance with the FASB's guidance relating to contingencies.
Shipping and handling amounts billed to the Company's customers are included in product revenue and the related shipping and handling costs are included in product costs.
The Company reports revenue net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue producing transactions.
The following are the specific revenue recognition policies for each major category of revenue.
Multiple Element Arrangements
Revenue arrangements may incorporate one or more elements in a single transaction or combination of related transactions. In September 2009, the FASB issued revenue recognition guidance applicable to multiple element arrangements, which:

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applies to multiple element revenue arrangements that contain both software and hardware elements, focusing on determining which revenue arrangements are within the scope of the software revenue guidance; and

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addresses how to separate consideration related to each element in a multiple element arrangement, excluding software arrangements, and establishes a hierarchy for determining the selling price of an element. It also eliminates the residual method of allocation by requiring that arrangement consideration be allocated at the inception of the arrangement to all elements using the relative selling price method.

The Company adopted this guidance on a prospective basis for revenue arrangements entered into, or materially modified, on or after February 1, 2011.
Certain of the Company's multiple element arrangements include hardware that functions together with software to provide the essential functionality of the product. Therefore, such arrangements entered into or materially modified on or after February 1, 2011 are no longer accounted for in accordance with the FASB's software accounting guidance. Accordingly, the selling price used for each deliverable is based on vendor specific objective evidence ("VSOE") of fair value, if available, third-party evidence (“TPE”) of fair value if VSOE is not available, or the Company's best estimate of selling price (“BESP”) if neither VSOE nor TPE is available. In determining the units of accounting for these arrangements, the Company evaluates whether each deliverable has stand-alone value as defined in the FASB's guidance. For the Company's Comverse BSS and Comverse VAS segments, the professional services performed prior to the product's acceptance do not have stand-alone value and are therefore combined with the related hardware and software as one non-software deliverable. After determining the fair value for each deliverable, the arrangement consideration is allocated using the relative selling price method. Revenue is recognized accordingly for each deliverable once the respective revenue recognition criteria are met for that deliverable.
The Company's Verint segment has established VSOE of fair value for one or more elements (installation services, training, consulting and PCS) for a majority of its arrangements. Comverse which is classified as discontinued operations, has not yet established VSOE of fair value for any element other than PCS for a portion of its arrangements. Generally, the Company is not able to determine TPE because its offerings contain a significant level of differentiation such that the comparable pricing of substantially similar products or services cannot be obtained. When the Company is unable to establish fair value of its non-software deliverables using VSOE or TPE, it uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which it would transact a sale if the product or service were sold on a stand-alone basis, which requires significant judgment. The Company determines BESP for a product or service by considering multiple factors, including, but not limited to, cost of products, gross margin objectives, pricing practices, geographies and customer classes. The Company exercises judgment and uses estimates in determining the revenue to be recognized in each accounting period.
With the exception of arrangements that require significant customization of the product to meet the particular requirements of the customer, which are accounted for using the percentage-of-completion method, the initial revenue recognition for each non-software product deliverable is generally upon completion of the related professional services. The impact of implementing the guidance was significant for the fiscal year ended January 31, 2012. For the fiscal year ended January 31, 2012, an additional of $12.4 million of revenue was recognized by Verint classified as continuing operations and $51.0 million of revenue was recognized by Comverse and Starhome classified as discontinued operations in each case as a result of the adoption of the new guidance. Such additional revenue included $40.9 million of additional revenue recognized under the new guidance as compared to the revenue that would have been recognized under prior accounting guidance for the fiscal year ended January 31, 2012 resulting from material modifications of certain existing contracts. Deferred revenue associated with those contracts that were modified during the fiscal year ended January 31, 2012, were $19.3 million and $8.2 million as of January 31, 2012 and 2011, respectively.
For all transactions entered into prior to February 1, 2011 that have not been subsequently materially modified, as well as multiple element arrangements without hardware, the Company allocates revenue to the delivered elements of the arrangement using the residual method, whereby revenue is allocated to the undelivered elements based on VSOE of fair value of the undelivered elements with the remaining arrangement fee allocated to the delivered elements and recognized as revenue assuming all other revenue recognition criteria are met. If the Company is unable to establish VSOE of fair value for the undelivered elements of the arrangement, revenue recognition is deferred for the entire arrangement until all elements of the arrangement are delivered. However, if the only undelivered element is PCS, the Company recognizes the arrangement fee ratably over the PCS period.
PCS revenue is derived primarily from providing technical software support services, unspecified software updates and upgrades to customers on a when and if available basis. PCS revenue is recognized ratably over the term of the PCS period.
When PCS is included within a multiple element arrangement and the arrangement is within the scope of the software revenue guidance, the Company primarily utilizes the substantive renewal rate to establish VSOE of fair value for the PCS. To a much lesser extent, the bell-shaped curve approach is used for certain Verint arrangements, depending upon geographical region or product line.
The Company's policy for establishing VSOE of fair value for professional services and training is based upon an analysis of separate sales of services, which are then compared with the fees charged when the same elements are included in a multiple element arrangement. Comverse has not yet established VSOE of fair value for any element other than PCS.
When using the substantive renewal rate method, the Company may be unable to establish VSOE of fair value for PCS because the renewal rate is deemed to be non-substantive or there are no contractually-stated renewal rates. If the stated renewal rate is non-substantive, the entire arrangement fee is recognized ratably over the estimated economic life of the product (five to eight years) beginning upon delivery of all elements other than PCS. The Company believes that the estimated economic life of the product is the best estimate of how long the customer will renew PCS. If there is no contractually stated renewal rate, the entire arrangement fee is recognized ratably over the relevant contractual PCS term beginning upon delivery of all elements other than PCS.
Under the bell-shaped curve approach of establishing VSOE of fair value, Verint performs a VSOE of fair value compliance test to ensure that a substantial majority of actual PCS renewals are within a narrow range of pricing.
For certain of Verint's arrangements, it does not have an explicit obligation to provide PCS, but as a matter of business practice, has provided PCS (implied PCS). The implied PCS is accounted for as a separate element for which VSOE of fair value does not exist. Arrangements that contain implied PCS are recognized over the period the implied PCS is provided, but not to exceed the estimated economic life of the product.
In certain multiple element arrangements, the Company is obligated to provide training services to customers related to the operation of the Company's software products. For Comverse, these training services are either provided to the customer on a “defined” basis (limited to a specified number of days or training classes) or on an “as-requested” basis (unlimited training over a contractual period).
For multiple element arrangements containing as-requested training obligations that are within the scope of the software revenue guidance, the Company recognizes the total arrangement consideration ratably over the contractual period during which the Company is required to “stand ready” to perform such training, provided that all other criteria for revenue recognition have been met.
For multiple element arrangements containing defined training obligations, the training services are typically provided to the customer prior to the completion of the installation services. For arrangements that are within the scope of the software revenue guidance, because revenue recognition does not commence until the completion of installation, the defined training obligations do not impact the timing of recognition of revenue. In certain circumstances in which training is provided after the end of the installation period, the Company commences revenue recognition upon the completion of training, provided that all other criteria for revenue recognition have been met.
In its multiple element arrangements the Company may offer a discount on future purchases of products and services. A discount is considered an additional element of an arrangement if the discount is considered more than insignificant. A more-than-insignificant discount with respect to future purchases is a discount that is: (i) incremental to the range of discounts reflected in the pricing of the other elements of the arrangement, (ii) incremental to the range of discounts typically given in comparable transactions, and (iii) significant. Insignificant discounts and discounts that are not incremental do not affect revenue recognition. If the discount is considered more than insignificant, then a portion of the fee received is deferred and recognized as revenue as the future purchases are made by the customer or upon expiration of the period that the discount is available.
Some of the Company's arrangements require significant customization of the product to meet the particular requirements of the customer. For these arrangements, revenue is typically recognized in accordance with the FASB's guidance for long-term construction type contracts using the percentage-of-completion (“POC”) method.
The determination of whether services entail significant customization requires judgment and is primarily based on alterations to the features and functionality to the standard release, complex or unusual interfaces as well as the amount of hours necessary to complete the customization solution relative to the size of the contract. Revenue from these arrangements is recognized on the POC method based on the ratio of total hours incurred to date compared to estimated total hours to complete the contract.
Management is required to make judgments to estimate the total estimated costs and progress to completion. Changes to such estimates can impact the timing of the revenue recognition period to period. The Company uses historical experience, project plans, and an assessment of the risks and uncertainties inherent in the arrangement to establish these estimates. Uncertainties in these arrangements include implementation delays or performance issues that may or may not be within the Company's control. If some level of profitability is assured, but the related revenue and costs cannot be reasonably estimated, then revenue is recognized to the extent of costs incurred until such time that the project's profitability can be estimated or the services have been completed. If VSOE of fair value of PCS does not exist, revenues are recognized to the extent of costs incurred until the services have been completed, provided that the Company is able to make reliable cost estimates and some level of profitability is assured. Once the services are completed, the remaining unrecognized portion of the arrangement fee is recognized ratably over the remaining PCS period. For situations where the Company is not able to make reliable estimates or some level of profitability is not assured, all revenue will be deferred until completion of the professional services and recognized ratably over the respective PCS period. If the Company determines that based on its estimates its costs exceed the sales price, the entire amount of the estimated loss is accrued in the period that such losses become known.
Revenue that Comverse derives from sales to distributors, resellers, and value-added resellers are recognized when the resellers in turn sell the software product to their customers and installation of the software product has occurred, provided all other revenue recognition criteria are met. This is commonly referred to as the sell-through method. The contractual arrangements between the reseller and end user, or between the reseller and Comverse, generally obligate Comverse to provide services to the end user that are subject to end user acceptance. Further, payment terms are generally subject to the reseller's receiving payment from the end user and the end user's acceptance of the product. Therefore, Comverse defers recognition until there is a “sell-through” by the reseller to an actual end user customer and acceptance by the end user.
Product revenue that Verint derives from shipments to resellers and original equipment manufacturers (“OEMs”) who purchase their products for resale are generally recognized when such products are shipped (on a “sell-in” basis). Verint has historically experienced insignificant product returns from resellers and OEMs, and their payment terms for these customers are similar to those granted to their end users. If a reseller or OEM develops a pattern of payment delinquency, or seeks payment terms longer than generally accepted, Verint defers the recognition of revenue until the receipt of cash. Verint's arrangements with resellers and OEMs are periodically reviewed as their business and products change.
In instances where Verint derives revenue from sale of third-party vendor services and Verint is a principal in the transaction, Verint generally records revenue on a gross basis and records costs related to a sale within cost of revenue. In those cases where Verint is acting as an agent between the customer and the vendor, revenue is recorded net of costs.
In the consolidated statements of operations, the Company classifies revenue as product revenue or service revenue. For multiple element arrangements that include both product and service elements, for which the Company is unable to determine VSOE of fair value for all elements of the arrangement, management evaluates various available indicators of fair value and applies its judgment to reasonably classify the arrangement fee between product revenue and service revenue. The amount of multiple element arrangement fees classified as product and service revenue based on management estimates of fair value when VSOE of fair value for all elements of an arrangement does not exist could differ from amounts classified as product and service revenue if VSOE of fair value for all elements existed. The allocation of multiple element arrangement fees between product revenue and service revenue, when VSOE of fair value for all elements does not exist, is for consolidated financial statement presentation purposes only and does not affect the timing or amount of revenue recognized.
In determining the amount of a multiple element arrangement fee that should be classified between product revenue and service revenue, Comverse first allocates the arrangement fee to product revenue and PCS (PCS is classified as service revenue) based on management's estimate of fair value for those elements. The remainder of the arrangement fee, which is comprised of all other service elements, is allocated to service revenue. The estimate of fair value of the product element is based primarily on management's evaluation of direct costs and reasonable profit margins on those products. This was determined to be the most appropriate methodology as Comverse has historically been product-oriented with respect to pricing policies which facilitates the evaluation of product costs and related margins in arriving at a reasonable estimate of the product element fair value. Management's estimate of reasonable profit margins requires significant judgment and consideration of various factors, such as the impact of the economic environment on margins, the complexity of projects, the stability of product profit margins and the nature of products. The estimate of fair value for PCS is based on management's evaluation of the weighted-average of PCS rates for arrangements for which VSOE of fair value of PCS exists.
In determining the classification of revenue between products and services, Verint reviews VSOE of fair value for training, installation and PCS services from similar transactions and stand alone services arrangements and compares them to its peers, in order to determine reasonable and consistent approximations of fair values of service revenue with the remaining amount being allocated to product revenue.
Post-Contract Customer Support Renewals
The Company's multiple element arrangements typically provide for renewal of PCS terms upon expiration of the original term. The amounts of these PCS renewals are recognized as revenue ratably over the specified PCS renewal period.
Professional Services Only Arrangements
Based on the type and nature of its professional-services-only arrangements, the Company recognizes revenue using either the proportional performance method, completed performance method or on a time and materials basis. For fixed-fee arrangements recognized based on the proportional performance method, the Company typically measures progress to completion based on the ratio of hours incurred to total estimated project hours, an input method. For fixed-fee arrangements recognized based on the completed performance method, the Company recognizes revenue once the services are completed and there are no other obligations of the Company. The Company recognizes revenue for time and materials arrangements as the services are performed based on contractually stipulated billing rates.
Product and Service Costs
The Company’s product and service costs include costs of materials, compensation and benefit costs for operations and service personnel, contractor and consulting costs, royalties and license fees, depreciation of equipment used in operations and service, amortization of capitalized software costs, travel expenses and certain purchased intangible assets and related overhead costs.
When revenue is recognized over multiple periods in accordance with the Company’s revenue recognition policies, the material cost, including hardware and third-party software license fees are deferred and amortized over the same period that product revenue is recognized. These costs are recognized as “Deferred cost of revenue” on the consolidated balance sheets. However, the Company has made an accounting policy election whereby the cost for installation and other service costs are expensed as incurred, except for arrangements recognized in accordance with the FASB’s guidance for long-term construction type contracts.
For certain contracts where revenue is recognized in accordance with the FASB’s guidance for long-term construction type contracts, revisions in estimates of costs are reflected in the accounting period in which the facts that require the revision become known. These costs include all direct material and labor costs and overhead related to contract performance.
Research and Development, Net
Research and development expense primarily consists of personnel costs involved in product development. Research and development expense also includes third-party development and programming costs and the amortization of purchased software code and services content used in research and development activities. Research and development costs are expensed as incurred.
The Company receives non-refundable grants that fund a portion of research and development expenditures. These grants are recorded as a reduction to “Research and development, net” in the consolidated statements of operations.
Software Costs
Costs of software developed for internal use are capitalized in accordance with the FASB’s guidance during the application development stage and are then amortized over the estimated useful life of the software, which to date has been four years or less once the software is ready for its intended use. These costs are included in “Property and equipment, net” in the consolidated balance sheets.
Costs of software developed for sale to customers are capitalized in accordance with the FASB’s guidance relating to costs of computer software to be sold, leased, or otherwise marketed to customers. Software costs incurred are capitalized subsequent to establishing technological feasibility and continue through general release of the software products. These capitalized costs are included in “Other assets” in the consolidated balance sheets. Amortization of capitalized costs begins in the period in which the related product is available for general release to customers and is recorded on a straight-line basis over the estimated economic life of the related software products, which approximates the pattern in which the economic benefits are expected to be realized. The economic life of the related software products is generally seven years or less.
Sales and Marketing
Sales and marketing expenses include payroll, employee benefits, stock-based compensation, and other headcount-related expenses associated with sales and marketing personnel, and the costs of advertising, promotions and other programs. In addition, the Company records customer acquisition and origination costs, including sales commissions, as incurred, with the exception of certain sales referral fees that are capitalized and amortized ratably over the revenue recognition period. Advertising costs are expensed as incurred.
Stock-Based Compensation
The Company estimates the fair value of share-based payment awards on the date of grant using an option-pricing model. Under the FASB’s guidance, stock-based compensation expense is measured at the grant date based on the fair value of the award, and the cost is recognized as expense ratably over the award’s vesting period. The Company uses the Black-Scholes option-pricing model to measure fair value of these stock option awards. The Black-Scholes model requires the Company to make judgments regarding the assumptions used within the model, the most significant of which are the stock price volatility assumption over the term of the awards and the expected life of the option award based on the actual and projected employee stock option behaviors. Other assumptions include the risk-free rate of return and dividends during the expected term.
The Company estimates expected forfeitures of stock-based awards at the grant date and recognize compensation cost only for those awards expected to vest. Forfeiture rates are estimated based on historical experience. The forfeiture assumption is adjusted to the actual forfeitures that occur. Therefore, changes in the forfeiture assumptions may impact the amount and timing of the total amount of expense recognized over the vesting period. Estimated forfeitures are reassessed in subsequent periods and may change based on new facts and circumstances.
The fair value of equity instruments issued to a nonemployee is measured by using the stock price and other measurement assumptions as of the date earlier of either: (i) a commitment for performance by the nonemployee has been reached; or (ii) the counterparty’s performance is complete. Expenses related to nonemployee awards are generally recognized in the same period and in the same manner as the Company incurs the related liability for goods and services received.
APIC Pool
The Company uses the long form method to determine its pool of excess tax benefits available within additional paid-in capital. Excess tax benefits resulting from stock option exercises are recognized as additions to APIC in the period the benefit is realized. In the event of a shortfall (that is, the tax benefit realized is less than the amount previously recognized through periodic stock-based compensation expense recognition and related deferred tax accounting), the shortfall is charged against APIC to the extent of previous excess benefits, if any, including the hypothetical APIC pool, and then to tax expense.
Income Taxes
Income taxes are provided using the asset and liability method, such that income taxes (i.e., deferred tax assets, deferred tax liabilities, taxes currently payable/refunds receivable and tax expense/benefit) are recorded based on amounts refundable or payable in the current year and include the results of any difference between U.S. GAAP and tax reporting. Deferred income taxes reflect the tax effect of net operating losses, capital losses and general business credit carryforwards and the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial statement and income tax purposes, as determined under enacted tax laws and rates. Valuation allowances are established when management determines that it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized. The financial effect of changes in tax laws or rates is accounted for in the period of enactment. The subsequent realization of net operating loss and general business credit carryforwards acquired in acquisitions accounted for using the acquisition method of accounting is recognized in the consolidated statement of operations. Research and development credits are recorded based on the amount of benefit the Company believes is more-likely-than-not of being earned. Additionally, the Company is required to recognize in the consolidated financial statements those tax positions determined to be more-likely-than-not of being sustained upon examination, based on the technical merits of the positions.
From time to time, the Company engages in transactions in which the tax consequences may be subject to uncertainty. Examples of such transactions include business acquisitions and dispositions and certain financing transactions. Significant judgment is required in assessing and estimating the tax consequences of these transactions. The Company prepares and files tax returns based on its interpretation of tax laws and regulations. In the normal course of business, the Company’s tax returns are subject to examination by various taxing authorities. Such examinations may result in future tax and interest assessments by these taxing authorities. In determining the Company’s tax provision for financial reporting purposes, the Company establishes a liability for uncertain tax positions unless such positions are determined to be more-likely-than-not of being sustained upon examination, based on their technical merits. That is, for financial reporting purposes, the Company only recognizes tax benefits taken on the tax return that it believes are more-likely-than-not of being sustained. There is considerable judgment involved in determining whether positions taken on the tax return are more-likely-than-not of being sustained.
The Company adjusts its estimated liability for uncertain tax positions periodically because of ongoing examinations by, and settlements with, the various taxing authorities, as well as changes in tax laws, regulations and interpretations. The consolidated tax provision of any given year includes adjustments to prior year income tax accruals that are considered appropriate and any related estimated interest. The Company’s policy is to recognize, when applicable, interest and penalties on uncertain tax positions as part of income tax expense (see Note 21, Income Taxes).
As part of accounting for business combinations, some of the purchase price is allocated to goodwill and intangible assets. Impairment charges associated with goodwill are generally not tax deductible and will result in an increased effective income tax rate in the quarter any impairment is recorded. Amortization expenses associated with acquired intangible assets are generally not tax deductible pursuant to the Company’s existing tax structure; however, deferred taxes have been recorded for non-deductible amortization expenses as a part of the purchase price allocation process. The Company has taken into account the allocation of these identified intangibles among different taxing jurisdictions, including those with nominal or zero percent tax rates, in establishing the related deferred tax liabilities. Under the FASB's guidance, the income tax benefit from future releases of acquisition date valuation allowances or income tax contingencies, if any, are reflected in the income tax provision in the consolidated statements of operations, rather than as an adjustment to the purchase price allocation.
Loss Per Share Attributable to Comverse Technology, Inc.’s Shareholders
Basic loss per share attributable to Comverse Technology, Inc.’s shareholders is computed by dividing net loss attributable to Comverse Technology, Inc. by the weighted-average number of CTI’s shares of common stock outstanding during the period. Diluted loss per share attributable to Comverse Technology, Inc.’s shareholders is computed using the weighted-average number of CTI’s shares of common stock and, when dilutive, common equivalent shares outstanding during the period. Common equivalent shares consist of shares of common stock issuable in respect of stock options, restricted stock, deferred stock units (“DSUs”), restricted stock units (“RSUs”) and convertible debt obligations (the “Convertible Debt Obligations,” see Note 11, Debt). The treasury stock method is used to compute the dilutive effect of options, DSUs and other similar instruments. The if-converted method is used to compute the dilutive effect of the Company’s Convertible Debt Obligations. Additionally, for purposes of calculating diluted loss per share attributable to Comverse Technology, Inc.’s shareholders, net loss attributable to Comverse Technology, Inc. is adjusted for the difference between each of Verint’s and Starhome’s reported diluted and basic earnings per share, if any, multiplied by the number of shares of common stock and common share equivalents CTI holds in each of Verint and Starhome. Basic and diluted loss per share from continuing operations and discontinued operations are computed by dividing the net loss from continuing operations and loss from discontinued operations, net of tax attributable to Comverse Technology, Inc. shareholders, respectively, by the basic and diluted weighted-average number of CTI’s shares of common stock outstanding during the period.
Contingencies
Contingencies by their nature relate to uncertainties that require management to exercise judgment both in assessing the likelihood that a liability has been incurred as well as in estimating the amount of potential loss, if any. The Company accrues for costs relating to litigation, claims and other contingent matters when such liabilities become probable and reasonably estimable.
Cash Position and Management’s Plans
The Company incurred substantial losses and had negative cash flows during the three fiscal years ended January 31, 2012 and had a significant accumulated deficit as of January 31, 2012.
The Company forecasts that available cash and cash equivalents will be sufficient to meet the liquidity needs of CTI for at least the next 12 months. The Company’s forecast is based upon a number of assumptions, which the Company believes are reasonable. However, should one or more of the assumptions prove incorrect, or should one or more of the risks or uncertainties attendant to the Company and its business materialize, the Company’s business and operations could be materially adversely affected. Management believes that sources of liquidity could be identified.